Debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt

Note 11 Debt

Revolving Credit Facility

At December 31, 2017, U.S. Cellular had a revolving credit facility available for general corporate purposes, including acquisitions, spectrum purchases and capital expenditures.  Amounts under the revolving credit facility may be borrowed, repaid and reborrowed from time to time until maturity in June 2021.  As of December 31, 2017, there were no outstanding borrowings under the revolving credit facility, except for letters of credit.  Interest expense representing commitment fees on the unused portion of the revolving line of credit was $1 million in each of 2017, 2016 and 2015.  The commitment fees are based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.

The following table summarizes the revolving credit facility as of December 31, 2017:

(Dollars in millions)
Maximum borrowing capacity	$300
Letters of credit outstanding	$2
Amount borrowed	$–
Amount available for use	$298

Borrowings under the revolving credit facility bear interest either at a LIBOR rate plus 1.75% or at an alternative Base Rate as defined in the revolving credit agreement plus 0.75%, at U.S. Cellular’s option.  U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders).  U.S. Cellular’s credit spread and commitment fees on its revolving credit facility may be subject to increase if its current credit rating from nationally recognized credit rating agencies is lowered, and may be subject to decrease if the rating is raised.

In connection with U.S. Cellular’s revolving credit facility, TDS and U.S. Cellular entered into a subordination agreement dated June 15, 2016, together with the administrative agent for the lenders under U.S. Cellular’s revolving credit agreement.  Pursuant to this subordination agreement, (a) any consolidated funded indebtedness from U.S. Cellular to TDS will be unsecured and (b) any (i) consolidated funded indebtedness from U.S. Cellular to TDS (other than “refinancing indebtedness” as defined in the subordination agreement) in excess of $105 million and (ii) refinancing indebtedness in excess of $250 million will be subordinated and made junior in right of payment to the prior payment in full of obligations to the lenders under U.S. Cellular’s revolving credit agreement.  As of December 31, 2017, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the revolving credit agreement pursuant to the subordination agreement.

The continued availability of the revolving credit facility requires U.S. Cellular to comply with certain negative and affirmative covenants, maintain certain financial ratios and make representations regarding certain matters at the time of each borrowing.  U.S. Cellular believes it was in compliance as of December 31, 2017, with all covenants and other requirements set forth in the revolving credit facility.

The revolving credit agreement includes the following financial covenants:

  Consolidated Interest Coverage Ratio may not be less than 3.00 to 1.00 as of the end of any fiscal quarter.
  Consolidated Leverage Ratio may not be greater than the ratios indicated as of the end of any fiscal quarter for each period specified below:
Period	Ratios

From the agreement date of June 15, 2016 through June 30, 2019	3.25 to 1.00

From July 1, 2019 and thereafter	3.00 to 1.00

Certain U.S. Cellular wholly-owned subsidiaries have jointly and severally unconditionally guaranteed the payment and performance of the obligations of U.S. Cellular under the revolving credit agreement pursuant to a guaranty dated June 15, 2016.  Other subsidiaries that meet certain criteria will be required to provide a similar guaranty in the future.  U.S. Cellular believes it was in compliance with all of the financial and other covenants and requirements set forth in its revolving credit facility as of December 31, 2017.

Term Loan

In July 2015, U.S. Cellular borrowed $225 million on a senior term loan credit facility in two separate draws.  This facility was entered into in January 2015 and amended and restated in June 2016.  The interest rate on outstanding borrowings is reset at three and six month intervals at a rate of LIBOR plus 250 basis points.  This credit facility provides for the draws to be continued on a long-term basis under terms that are readily determinable.  U.S. Cellular has the ability and intent to carry the debt for the duration of the agreement.  Principal reductions are due and payable in quarterly installments of $3 million beginning in March 2016 through December 2021, and the remaining unpaid balance will be due and payable in January 2022.  The senior term loan credit facility contains financial covenants and subsidiary guarantees that are consistent with the revolving credit agreements described above.  This facility was entered into for general corporate purposes, including working capital, spectrum purchases and capital expenditures.  U.S. Cellular believes that it was in compliance with all of the financial and other covenants and requirements set forth in its term loan credit facility as of December 31, 2017.

In connection with U.S. Cellular’s term loan credit facility, TDS and U.S. Cellular entered into a subordination agreement in June 2016 together with the administrative agent for the lenders under U.S. Cellular’s term loan credit agreement, which is substantially the same as the subordination agreement for U.S. Cellular as described above under the “Revolving Credit Facilities.”  As of December 31, 2017, U.S. Cellular had no outstanding consolidated funded indebtedness or refinancing indebtedness that was subordinated to the term loan facility pursuant to this subordination agreement.

Receivables Securitization Facility

In December 2017, U.S. Cellular, through its subsidiaries, entered into a $200 million credit facility to permit securitized borrowings using its equipment installment receivables for general corporate purposes, including acquisitions, spectrum purchases and capital expenditures.  In connection with the receivables securitization facility, U.S. Cellular formed a wholly-owned subsidiary, USCC Master Note Trust (Trust), which qualifies as a bankruptcy remote entity.  Under the terms of the facility, U.S. Cellular, through its subsidiaries, transfers eligible equipment installment receivables to the Trust.  The Trust then utilizes the transferred assets as collateral for notes payables issued to third party financial institutions.  Since U.S. Cellular retains effective control of the transferred assets in the Trust, any activity associated with this receivables securitization facility will be treated as a secured borrowing.  Therefore, U.S. Cellular will continue to report equipment installment receivables and any related balances on the Consolidated Balance Sheet.  Cash received from borrowings under the receivables securitization facility will be reported as Debt.  Refer to Note 13 — Variable Interest Entities for additional information.

U.S. Cellular entered into a performance guaranty whereby U.S. Cellular guarantees the performance of certain wholly-owned subsidiaries of U.S. Cellular under the receivables securitization facility.  Amounts under the receivables securitization facility may be borrowed, repaid and reborrowed from time to time until maturity in December 2019, which may be extended from time to time as specified therein.  As of December 31, 2017, there were no outstanding borrowings under the receivables securitization facility, and the entire unused capacity of $200 million was available, subject to sufficient collateral to satisfy the asset borrowing base provisions of the facility.  As of December 31, 2017, the Trust held less than $1 million of assets available to be pledged as collateral for the receivables securitization facility.

The continued availability of the receivables securitization facility requires U.S. Cellular to comply with certain negative and affirmative covenants, maintain certain financial ratios and provide representations on certain matters at the time of each borrowing.  The covenants include the same financial covenants for U.S. Cellular as described above under the “Revolving Credit Facility.”  U.S. Cellular believes that it was in compliance as of December 31, 2017, with all of the financial covenants and requirements set forth in its receivables securitization facility.

Other Long-Term Debt

Long-term debt as of December 31, 2017 and 2016, was as follows:

				December 31, 2017			December 31, 2016
	Issuance date	Maturity date	Call date (any time on or after)	Principal Amount	Less Unamortized discount and debt issuance costs	Total	Principal Amount	Less Unamortized discount and debt issuance costs	Total
(Dollars in millions)
Unsecured Senior Notes
6.700%	Dec 2003 and June 2004	Dec 2033	Dec 2003 and June 2004	$544	$15	$529	$544	$15	$529
6.950%	May 2011	May 2060	May 2016	342	11	331	342	11	331
7.250%	Dec 2014	Dec 2063	Dec 2019	275	10	265	275	10	265
7.250%	Nov 2015	Dec 2064	Dec 2020	300	10	290	300	10	290
Term Loan	Jul 2015	Jan 2022		203	2	201	214	2	212
Capital lease obligations				4	–	4	2	–	2
Installment payment agreement				21	1	20	–	–	–
Total long-term debt				$1,689	$49	$1,640	$1,677	$48	$1,629
Long-term debt, current						$18			$11
Long-term debt, noncurrent						$1,622			$1,618

U.S. Cellular may redeem its 6.95% Senior Notes, 7.25% 2063 Senior Notes and 7.25% 2064 Senior Notes, in whole or in part at any time after the respective call date, at a redemption price equal to 100% of the principal amount redeemed plus accrued and unpaid interest.  U.S. Cellular may redeem the 6.7% Senior Notes, in whole or in part, at any time prior to maturity at a redemption price equal to the greater of (a) 100% of the principal amount of such notes, plus accrued and unpaid interest, or (b) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the redemption date on a semi-annual basis at the Treasury Rate plus 30 basis points.

Interest on the Senior Notes outstanding at December 31, 2017, is payable quarterly, with the exception of the 6.7% Senior Notes for which interest is payable semi-annually.

The annual requirements for principal payments on long-term debt are approximately $19 million for each of the years 2018 through 2020, and $11 million and $158 million for the years 2021 and 2022, respectively.

The covenants associated with U.S. Cellular’s long-term debt obligations, among other things, restrict U.S. Cellular’s ability, subject to certain exclusions, to incur additional liens, enter into sale and leaseback transactions, and sell, consolidate or merge assets.

U.S. Cellular’s long-term debt notes do not contain any provisions resulting in acceleration of the maturities of outstanding debt in the event of a change in U.S. Cellular’s credit rating.  However, a downgrade in U.S. Cellular’s credit rating could adversely affect its ability to obtain long-term debt financing in the future.